Significant Accounting Policies - Account Receivable Concentration of Credit Risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)
Concentration Risk [Line Items]
Accounts receivable	¥ 58,925	¥ 32,867	$ 8,570
Customer Concentration Risk
Concentration Risk [Line Items]
Accounts receivable	¥ 35,864	¥ 18,782
Customer Concentration Risk | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage	60.90%	57.10%
Customer Concentration Risk | Company A
Concentration Risk [Line Items]
Accounts receivable	¥ 10,600	¥ 18,782
Customer Concentration Risk | Company A | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage	18.00%	57.10%
Customer Concentration Risk | Company B
Concentration Risk [Line Items]
Accounts receivable	¥ 25,264
Customer Concentration Risk | Company B | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage	42.90%